Digital Assets - Schedule of Cost Basis of XRP Based on the Lot of XRP (Detail)	Jun. 30, 2026 USD ($) XRP	Dec. 31, 2025 USD ($) XRP
Digital Assets [Line Items]
Xrp contribution units | XRP	346,284,972	346,284,972
Historical Cost/Cost basis of xrp units | $	$ 846,575,043	$ 846,575,043
Lot One [Member]
Digital Assets [Line Items]
Xrp contribution units | XRP	50,000,001	50,000,001
Historical Cost/Cost basis of xrp units | $	$ 124,800,002	$ 124,800,002
Lot Two [Member]
Digital Assets [Line Items]
Xrp contribution units | XRP	199,999	199,999
Historical Cost/Cost basis of xrp units | $	$ 484,598	$ 484,598
Lot Three [Member]
Digital Assets [Line Items]
Xrp contribution units | XRP	211,619,196	211,619,196
Historical Cost/Cost basis of xrp units | $	$ 507,039,594	$ 507,039,594
Lot Four [Member]
Digital Assets [Line Items]
Xrp contribution units | XRP	99,900	99,900
Historical Cost/Cost basis of xrp units | $	$ 250,849	$ 250,849
Lot Five [Member]
Digital Assets [Line Items]
Xrp contribution units | XRP	84,365,876	84,365,876
Historical Cost/Cost basis of xrp units | $	$ 214,000,000	$ 214,000,000